Note 17 - Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 17 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 is as follows:

Condensed Balance Sheets	2012	2011

Assets:
Cash	$1,804,808	$1,581,629
Investment in bank subsidiary	71,736,089	67,489,762
Premises and equipment, net of accumulated depreciation	343,639	369,261
Other assets, including income taxes receivable from bank subsidiary of $137,993 in 2012 and $491,937 in 2011	645,320	691,234

Total assets	$74,529,856	$70,131,886

Liabilities:
Accrued expenses	$59,651	$84,172
Junior subordinated deferrable interest debentures	10,300,000	10,300,000

Total liabilities	10,359,651	10,384,172

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,661,664	14,660,579
Retained earnings	46,855,865	42,543,363
Accumulated other comprehensive income	3,697,363	3,598,031
Treasury stock, at cost	(4,805,244)	(4,814,816)

Total shareholders’ equity	64,170,205	59,747,714

Total liabilities and shareholders’ equity	$74,529,856	$70,131,886

Condensed Statements of Income	2012	2011	2010

Income – including dividends from bank subsidiary	$800,155	$575,099	$6,226
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(462,333)	(499,263)	(419,766)

Income (loss) before equity in undistributed net income of bank subsidiary	337,822	75,836	(413,540)

Equity in undistributed net income of bank subsidiaries	4,146,995	2,866,809	3,221,222

Net income	$4,484,817	$2,942,645	$2,807,682

Condensed Statements of Cash Flows	2012	2011	2010

Cash flows from operating activities:
Net income	$4,484,817	$2,942,645	$2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(4,146,995)	(2,866,809)	(3,221,222)
Depreciation and amortization	25,622	25,622	25,621
(Increase) decrease in other assets	45,914	1,008,778	(386,185)
Increase (decrease) in accrued expenses	(24,521)	41,822	(76,829)

Net cash provided by (used in) operating activities	384,837	1,152,058	(850,933)

Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Cash dividends paid	(172,315)	-	(1,550,098)

Net cash used in financing activities	(161,658)	12,659	(1,532,587)

Net increase (decrease) in cash	223,179	1,164,717	(2,383,520)

Cash at beginning of the year	1,581,629	416,912	2,800,432

Cash at end of the year	$1,804,808	$1,581,629	$416,912

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market.  The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares.  The Corporation did not purchase any shares in 2012, 2011, or 2010 under the program.